)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 87.2%
	U.S. TREASURY BILLS — 87.2%
22,000,000	United States Treasury Bill(a) ^			0.7101	07/07/22	$ 21,997,319
22,000,000	United States Treasury Bill(a) ^			0.7890	07/14/22	21,991,917
21,500,000	United States Treasury Bill(a) ^			0.8255	07/21/22	21,488,160
22,000,000	United States Treasury Bill(a) ^			0.8144	07/28/22	21,984,160
22,000,000	United States Treasury Bill(a) ^			0.9473	08/04/22	21,975,820
22,000,000	United States Treasury Bill(a) ^			1.0228	08/11/22	21,966,645
23,000,000	United States Treasury Bill(a) ^			1.0431	08/18/22	22,959,213
23,000,000	United States Treasury Bill(a) ^			1.0435	08/25/22	22,948,082
25,000,000	United States Treasury Bill(a) ^			1.1029	09/01/22	24,934,824
22,000,000	United States Treasury Bill(a) ^			1.1170	09/08/22	21,934,993
20,000,000	United States Treasury Bill(a) ^			1.1418	09/22/22	19,925,531
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $244,170,524)					244,106,664

Shares						Fair Value
	SHORT-TERM INVESTMENT — 10.6%
	MONEY MARKET FUND - 10.6%
29,655,288	First American Government Obligations Fund Class X, Class X, 1.29% (Cost $29,655,288)(b)					29,655,288

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 0.2%
2,918	VIX Option (CBOE)	IB	07/13/2022	$ 28	$ 8,170,400	$ 671,140
	TOTAL CALL OPTIONS PURCHASED (Cost - $652,608)

	PUT OPTIONS PURCHASED - 0.3%
5,824	S&P 500 INDEX	IB	07/01/2022	$ 3,125	$ 1,820,000,000	$ 14,560
2,917	S&P 500 INDEX	IB	07/01/2022	3,230	942,191,000	7,293
4,375	S&P 500 INDEX	IB	07/07/2022	3,200	1,400,000,000	207,813
438	S&P 500 INDEX	IB	07/08/2022	3,150	139,970,000	26,280
6,390	S&P 500 INDEX	IB	07/08/2022	3,175	2,028,825,000	415,350

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.5% (Continued)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2% (Continued)
1,457	S&P 500 INDEX	IB	07/08/2022	$ 3,220	$ 469,154,000	$ 112,917
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,544,718)					784,213

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,197,326)					1,455,353

	TOTAL INVESTMENTS - 98.3% (Cost $276,023,138)					$ 275,217,305
	CALL OPTIONS WRITTEN - (0.0)%(d) (Proceeds - $182,757)					(125,474)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $2,263,952)					(1,155,613)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%					5,993,354
	NET ASSETS - 100.0%					$ 279,929,572

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.4)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.0)%(d)
2,918	VIX Option (CBOE)	IB	07/13/2022	$ 38	$ 10,942,500	$ 125,474
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $182,757)

	PUT OPTIONS WRITTEN - (0.4)%
5,824	S&P 500 INDEX	IB	07/01/2022	$ 3,225	$ 1,878,240,000	$ 14,560
2,917	S&P 500 INDEX	IB	07/01/2022	3,330	971,361,000	7,293
4,375	S&P 500 INDEX	IB	07/07/2022	3,300	1,443,750,000	317,188
438	S&P 500 INDEX	IB	07/08/2022	3,250	142,350,000	38,325
6,390	S&P 500 INDEX	IB	07/08/2022	3,275	2,092,725,000	607,050
1,457	S&P 500 INDEX	IB	07/08/2022	3,320	483,724,000	171,197
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,263,952)					1,155,613

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $2,446,709)					$ 1,281,087

CBOE	Chicago Board Options Exchange
IB	Interactive Brokers
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1)%.
^	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $244,105,680.